SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13.  SUBSEQUENT EVENTS

On April 20, 2021, the Company completed an offering with accredited investors and issued and sold convertible notes with an aggregate principal amount of $2.3 million.  The notes are part of an over-allotment approved by the existing noteholders in connection with the original convertible note offering (and previous over-allotment) of $4.6 million consummated on December 23, 2020 and February 8, 2021.

On April 18, 2021, the Company, entered into an Agreement and Plan of Reorganization and Liquidation among the Company, Trees Acquisition Corp., a newly-formed indirect wholly-owned subsidiary of the Company (“Trees Acquisition”), and TDM, LLC and Station 2, LLC (“Colorado Sellers”), as well as a separate Agreement and Plan of Reorganization and Liquidation among the Company, Trees Acquisition, and Trees Waterfront, LLC, Trees MLK Inc. and Trees Portland, LLC (“Oregon Sellers” and collectively with the Colorado Sellers, the “Sellers”) (collectively, the “Plans”). The transaction will provide the Company with a foundational retail platform from which to expand growth. Pursuant to the Plans, the Company has agreed to purchase substantially all of the assets of each of the Colorado Sellers and Oregon Sellers (“Assets”). The Assets to be transferred to the Company by each of the Colorado Sellers and Oregon Sellers principally consist of the cannabis business licenses, inventory and intellectual property related to the Sellers’ cannabis dispensaries located in Englewood and Denver, Colorado and Portland, Oregon together with substantially all related assets. The Company is not assuming any liabilities of any of the Sellers. The Plan provides that the transaction qualifies as a tax-free reorganization pursuant to Section 368 of the Internal Revenue Code. The purchase price for the transaction consists of a cash payment of $2 million at closing and an additional $3 million in cash payable in equal monthly amounts of $125,000 for a period of 24 months from the closing. In addition, at the closing, the Company will issue to the Sellers 38,745,193 shares of the Company’s common stock. Closing of the transaction is subject to standard closing conditions, including regulatory approval of the transfer of the cannabis licenses by the applicable Colorado and Oregon cannabis regulatory authorities.

On May 6, 2021, Steven Gutterman resigned as the Company’s Chief Executive Officer. Mr. Gutterman also resigned from the Company’s Board of Directors on the same date. Mr. Gutterman has indicated that he has no disagreement with the Company regarding any matter relating to the Company’s operations, policies or practices.

Effective May 7, 2021, Adam Hershey was appointed the Company’s Interim Chief Executive Officer. Mr. Hershey, a current Board member, will continue to serve on the Board. Mr. Hershey’s compensation pursuant to his Consulting Agreement dated June 3, 2020 remains unchanged. Mr. Hershey will not receive any additional compensation in connection with his new role as Interim Chief Executive Officer.

NOTE 21. SUBSEQUENT EVENTS

On February 8, 2021, the Company, entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with an accredited investor, pursuant to which the Company issued and sold convertible notes with an aggregate principal amount of $1,660,000 to such investor.  The notes are part of an over-allotment option exercised by the Company in connection with the convertible note offering consummated on December 23, 2020 and reported on a Current Report on Form 8-K filed on December 30, 2020. In connection with the issuance of the notes, the holder received warrants to purchase shares of the Company’s common stock equal to 20% coverage of the aggregate principal amount at $0.56 per share. In the aggregate, this equals 592,858 shares of the Company’s common stock with a par value $0.001 per share. The notes will bear interest at an annual rate of 10% and will mature on February 8, 2024. The investor has the option to convert up to 50% of the outstanding unpaid principal and accrued interest of the notes into common stock at a variable price of 80% of the market price but no less than $0.65 per share and no more than $1.00 per share. The warrants are exercisable at an exercise price of $0.56 per warrant, subject to adjustment as provided in the warrants, at any time prior to the earlier of the maturity date and an acquisition (as defined in the warrants).